Discontinued Operations - Additional information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013	Sep. 01, 2014
Discontinued Operations and Disposal Groups [Abstract]
Assets			$ 2,100,000
Liabilities			600,000
Discontinued Operations [Member]
Discontinued Operations and Disposal Groups [Abstract]
Pre-tax (loss) income	(397,000)	27,000	14,729,000	229,000
Loss on sale of subsidiary				(375,000)
Discontinued Operations [Member] | Canadian Messaging and Gen5 [Member]
Discontinued Operations and Disposal Groups [Abstract]
Pre-tax (loss) income			(515,000)	(1,289,000)
Loss on sale of subsidiary				0
Net income (loss) from discontinued operations					500,000
Discontinued Operations [Member] | U.K. Carrier [Member]
Discontinued Operations and Disposal Groups [Abstract]
Pre-tax (loss) income	$ 122,000	$ 448,000				$ 200,000